United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Stock Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: Quarter ended 01/31/14

Item 1. Schedule of Investments

Federated MDT Stock Trust
Portfolio of Investments
January 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Basic Industries—3.0%
21,800		Ashland, Inc.	$2,023,258
16,602		Bunge Ltd.	1,257,767
7,100		Cliffs Natural Resources, Inc.	137,172
38,600		Domtar, Corp.	4,146,026
17,700		International Paper Co.	844,998
		TOTAL	8,409,221
		Capital Goods—7.4%
23,500		AGCO Corp.	1,253,255
6,400		Alliant Techsystems, Inc.	919,680
38,400		Caterpillar, Inc.	3,606,144
92,030		General Cable Corp.	2,625,616
5,700		General Dynamics Corp.	577,467
89,100		General Electric Co.	2,239,083
15,900		Joy Global, Inc.	839,361
8,400		L-3 Communications Holdings, Inc.	932,988
19,900		Northrop Grumman Corp.	2,299,445
18,600		OshKosh Truck Corp.	1,007,004
13,100		Raytheon Co.	1,245,417
18,800		Terex Corp.	770,800
4,300		Textron Inc.	152,650
37,400		Trinity Industries, Inc.	2,177,802
		TOTAL	20,646,712
		Consumer Cyclicals—6.8%
25,115		Abercrombie & Fitch Co., Class A	888,569
54,800		CVS Caremark Corp.	3,711,056
49,802		Dillards, Inc., Class A	4,347,714
19,100		Foot Locker, Inc.	737,260
17,900		Guess ?, Inc.	502,095
75,000		Kohl's Corp.	3,797,250
6,400		Lowe's Cos., Inc.	296,256
8,600		Manpowergroup, Inc.	669,940
20,792	[1]	RadioShack Corp.	49,901
39,400		Royal Caribbean Cruises Ltd.	1,954,240
26,200		Stanley Black & Decker Inc.	2,027,880
		TOTAL	18,982,161
		Consumer Durables—2.1%
27,400	[1]	General Motors Co.	988,592
10,100		Johnson Controls, Inc.	465,812
23,300		Lear Corp.	1,685,289
13,400	[1]	TRW Automotive Holdings Corp.	993,610
14,000		Whirlpool Corp.	1,866,200
		TOTAL	5,999,503
		Consumer Staples—5.4%
54,400		Archer-Daniels-Midland Co.	2,147,712
22,100		Coca-Cola Enterprises, Inc.	956,709
15,500		Energizer Holdings, Inc.	1,464,750
12,100		Ingredion, Inc.	753,830

Shares		Value
	COMMON STOCKS—continued
	Consumer Staples—continued
115,921	Safeway Inc.	$3,621,372
164,092	Tyson Foods, Inc., Class A	6,137,041
	TOTAL	15,081,414
	Energy—14.8%
28,300	Apache Corp.	2,271,358
48,800	Chesapeake Energy Corp.	1,313,208
64,415	Chevron Corp.	7,190,646
72,399	ConocoPhillips	4,702,315
14,400	Devon Energy Corp.	852,768
36,400	Exxon Mobil Corp.	3,354,624
36,700	Hess Corp.	2,770,483
15,400	HollyFrontier Corp.	713,020
92,874	Marathon Oil Corp.	3,045,339
14,000	Marathon Petroleum Corp.	1,218,700
36,800	Murphy Oil Corp.	2,083,248
19,600	Occidental Petroleum Corp.	1,716,372
118,290	Patterson-UTI Energy, Inc.	3,038,870
21,800	Phillips 66	1,593,362
17,732	Tesoro Petroleum Corp.	913,553
88,349	Valero Energy Corp.	4,514,634
	TOTAL	41,292,500
	Financial Services—27.7%
9,300	Ace Ltd.	872,433
8,400	Allied World Assurance Holdings Ltd.	864,528
23,800	Allstate Corp.	1,218,560
14,600	American Financial Group, Inc.	801,832
82,500	American International Group, Inc.	3,956,700
26,907	Ameriprise Financial, Inc.	2,842,455
34,260	Assurant, Inc.	2,238,891
19,700	Axis Capital Holdings Ltd.	886,894
327,486	Bank of America Corp.	5,485,391
44,300	Bank of New York Mellon Corp.	1,415,828
35,900	Capital One Financial Corp.	2,534,899
12,500	Chubb Corp.	1,056,750
22,800	CIGNA Corp.	1,967,868
28,400	Citigroup, Inc.	1,347,012
71,734	Comerica, Inc.	3,285,417
11,100	Discover Financial Services	595,515
4,700	Everest Re Group Ltd.	680,372
317,900	Fifth Third Bancorp	6,682,258
257,223	First Horizon National Corp.	3,024,942
26,000	Goldman Sachs Group, Inc.	4,267,120
132,200	JPMorgan Chase & Co.	7,318,592
95,900	KeyCorp	1,223,684
24,400	Northern Trust Corp.	1,469,368
11,400	PartnerRe Ltd.	1,119,138
31,300	PNC Financial Services Group	2,500,244
44,950	Prudential Financial, Inc.	3,793,331
35,100	SLM Corp.	798,876
24,100	State Street Corp.	1,613,495
62,900	SunTrust Banks, Inc.	2,328,558

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
60,370		The Travelers Cos., Inc.	$4,906,874
49,300		U.S. Bancorp	1,958,689
34,500		Wells Fargo & Co.	1,564,230
29,435		Zions Bancorp	846,256
		TOTAL	77,467,000
		Health Care—10.9%
2,064		Aetna, Inc.	141,033
1,000		Cardinal Health, Inc.	68,020
72,114		Eli Lilly & Co.	3,894,877
37,181	[1]	Health Net, Inc.	1,222,883
18,812		Humana, Inc.	1,830,408
28,600		Medtronic, Inc.	1,617,616
88,700		Merck & Co., Inc.	4,698,439
20,400		Omnicare, Inc.	1,274,184
167,300		Pfizer, Inc.	5,085,920
33,932		Quest Diagnostics, Inc.	1,781,430
24,800		St. Jude Medical, Inc.	1,506,104
36,100		UnitedHealth Group, Inc.	2,609,308
37,675		Wellpoint, Inc.	3,240,050
16,591		Zimmer Holdings, Inc.	1,559,056
		TOTAL	30,529,328
		IT Services—9.8%
11,500	[1]	Arrow Electronics, Inc.	590,870
103,486		Avnet, Inc.	4,250,170
29,600		CA, Inc.	949,568
16,100		Computer Sciences Corp.	972,601
201,943		Corning, Inc.	3,475,439
30,700		GameStop Corp.	1,076,649
74,500		Hewlett-Packard Co.	2,160,500
115,909	[1]	Ingram Micro, Inc., Class A	2,900,043
12,100	[1]	Lam Research Corp.	612,381
15,856		Lexmark International, Inc., Class A	621,397
9,002		Sandisk Corp.	626,089
83,606	[1]	Tech Data Corp.	4,508,036
210,457	[1]	Vishay Intertechnology, Inc.	2,858,006
21,100		Western Digital Corp.	1,818,187
		TOTAL	27,419,936
		Public Utilities—7.8%
85,100		AES Corp.	1,196,506
14,300		Ameren Corp.	541,112
23,500		American Electric Power Co., Inc.	1,147,035
177,701		AT&T, Inc.	5,920,997
116,800		CenturyLink, Inc.	3,370,848
5,300		Consolidated Edison Co.	288,373
71,500		Edison International	3,443,440
37,400		Entergy Corp.	2,357,322
39,900		Exelon Corp.	1,157,100
52,100		Public Service Enterprises Group, Inc.	1,737,014
18,400		Telephone and Data System, Inc.	497,168
		TOTAL	21,656,915

Shares			Value
		COMMON STOCKS—continued
		Transportation—2.1%
4,500		FedEx Corp.	$599,940
7,200		Norfolk Southern Corp.	666,648
221,040		Southwest Airlines Co.	4,630,788
		TOTAL	5,897,376
		TOTAL COMMON STOCKS (IDENTIFIED COST $216,996,087)	273,382,066
		INVESTMENT COMPANY—2.1%
5,805,577	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	5,805,577
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $222,801,664)[4]	279,187,643
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	198,332
		TOTAL NET ASSETS—100%	$279,385,975
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $222,801,664. The net unrealized appreciation of investments for federal tax purposes was $56,385,979. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,706,804 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,320,825.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund utilized Level 1 inputs, in valuing the Fund's assets carried at fair value.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Stock Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2014